Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Equity
13.	Equity

Ordinary shares

On June 23, 2023, the Company issued 63,871,650 ordinary shares, comprised of (i) 9,589,248 Class A ordinary shares of par value $0.0001 each and (ii) 54,282,402 Class B ordinary shares of par value $0.0001 each. The issuance on June 23, 2023 and the share reorganization on June 23, 2023 were considered as being part of the reorganization of the Group completed on August 18, 2023.

In May 2024, Dongling Technology Co., Ltd. (“Dongling Technology”) acquired 3.15% equity interest of Lianzhang Portal from Wuxi Xinqu Fin-tech Venture Capital Co., Ltd., one of the minority shareholders of Lianzhang Portal at the consideration of RMB 23,692. In May 2024, Dongling Technology transferred 3.15% of equity interest of Lianzhang Portal to LZ Menhu.

On May 24, 2025, the Group issued (i) 311,915 shares of Class A Ordinary Shares and (ii) 1,824,185 shares of Class B Ordinary Shares to LZ Holdings.

Upon completion of the acquisition, the Company controls 96.85% equity interest of Lianzhang Portal. Changes in controlling ownership interest that do not result in a loss of control of the subsidiary are accounted for in accordance with ASC 810, Any difference between the consideration paid by the parent to a non-controlling interest shareholder and the adjustment to the carrying amount of the non-controlling interest in the subsidiary is recognized directly in equity (i.e. additional paid-in capital) and attributable to the controlling interest.

On July 15, 2024, the Company effected a subdivision of each of its existing issued and unissued Ordinary Shares with a par value of $0.0001 each into four (4) shares with a par value of $0.000025 each. As a result of the Share Subdivision, the authorized share capital of the Company became $50,000 divided into 2,000,000,000 Ordinary Shares, consisting of 80,000,000 Class A Ordinary Shares and 1,920,000,000 Class B Ordinary Shares, with a par value of $0.000025 each. Additionally, the total number of the Company’s issued and outstanding Class A Ordinary Shares increased from 9,901,163 shares to 39,604,652 shares and issued and outstanding Class B Ordinary Shares increased from 56,106,587 shares to 224,426,348.

Immediately upon the completion of the Share Subdivision, the shareholders of the Company surrendered the following Ordinary Shares for no consideration and for cancellation: (i)17,104,652 Class A Ordinary Shares surrendered by LZ Holdings; (ii) 23,549,935 Class B Ordinary Shares surrendered by LZ Holdings; (iii) 10,779,690 Class B Ordinary Shares surrendered by BJ Tojoy Shared Enterprise Consulting Ltd; (iv) 25,913,094 Class B Ordinary Shares surrendered by Vanshion Investment Group Limited; (v)29,268,824 Class B Ordinary Shares surrendered by Youder Investment Group Limited; (vi) 2,175,444 Class B Ordinary Shares surrendered by Sing Family Investment Limited; and (vii) 5,239,361 Class B Ordinary Shares surrendered by Kim Full Investment Company Limited.

Upon the completion of the Share Surrender, the total number of issued and outstanding Class A Ordinary Shares of the Company was reduced from 39,604,652 to 22,500,000 shares and the total number of issued and outstanding Class B Ordinary Shares was reduced from 224,426,348 to 127,500,000. The ownership percentages of the Company’s shareholders remained the same after the Share Subdivision and Share Surrender. The Company has retrospectively reflected the Share Subdivision and Share Surrender in the consolidated financial statements in this report.

On February 28, 2025, the Group successfully completed its initial public offering (“IPO”) of 1,800,000 Class B ordinary shares at a price of $4.00 per share, raising gross proceeds of $7.2 million.

In connection with the offering, the Group granted the underwriters an over-allotment option (greenshoe mechanism) to purchase up to an additional 270,000 Class B ordinary shares to cover over-allotments, if any. On March 11, 2025, the underwriters fully exercised this option at the same offering price of $4.00 per share, generating additional gross proceeds of $1.08 million. In total, the Group issued 2,070,000 Class B ordinary shares through the IPO and the full exercise of the over-allotment option, raising aggregate gross proceeds of $8.28 million. After deducting underwriting discounts, commissions, and other offering expenses, the Group received net proceeds of approximately $6.36 million.

On August 6, 2025, the Company granted an aggregate of 5,950,000 restricted Class B ordinary shares to four employees of the Group. These awards were granted as compensation for their past services and were not subject to any future service or performance-based vesting conditions. Accordingly, 100% of these restricted shares vested immediately upon the Grant Date. The restricted shares are subject to a two-month post-vesting lock-up period, which expired in October 2025.

As of December 31, 2025, there were 22,500,000 Class A Ordinary Shares and 135,520,000 Class B Ordinary Shares issued and outstanding.

Restricted net assets

A significant portion of the Group’s operations are conducted through its PRC (excluding Hong Kong) subsidiaries, the Company’s ability to pay dividends is primarily dependent on receiving distributions of funds from subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by subsidiaries only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations, and after it has met the PRC requirements for appropriation to statutory reserves. The Group is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the surplus reserve are made at the discretion of the Board of Directors. Paid-in capital of subsidiaries included in the Group’s consolidated net assets are also non-distributable for dividend purposes.

As a result of these PRC laws and regulations, the Company’s PRC subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. As of December 31, 2024 and 2025, the amount of restricted net assets, including paid-in capital and additional paid-in capital of the Company’s subsidiaries, was RMB 220,285 and RMB 377,704, respectively.